Fee income from financial services, net - Disclosure of disaggregation of revenue from contracts with customers (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	S/ 2,115,760	S/ 2,025,433	S/ 2,031,266
Peru
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,005,345	1,919,295	1,931,303
Panama
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	S/ 110,415	S/ 106,138	S/ 99,963